Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 462,288	$ 555,911
Items that may be reclassified to income:
Change in cash flow hedges and excluded forward element (note 19)	378,287	188,423
Realized gains on foreign exchange hedges reclassified to revenue	(5,674)	(1,064)
Items that will not be reclassified to income:
Actuarial gain (loss) on defined benefit pension plans (note 21(a))	(726)	7,499
Taxes on above items	(72,440)	(42,919)
Other comprehensive income (loss)	299,447	151,939
Comprehensive income	761,735	707,850
Attributable to:
Methanex Corporation shareholders	653,277	634,297
Non-controlling interests (note 24)	$ 108,458	$ 73,553